Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: November 2014

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: November 30, 2014

(b)	Interest Period: November 17, 2014 through December 14, 2014

Interest Period for new issuances:

A 2014-7 :	November 17, 2014 through December 14, 2014

A 2014-8 :	November 26, 2014 through December 14, 2014

(c)	Determination Date: December 11, 2014

(d)	Distribution Date: December 15, 2014

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name:	Patricia Garvey
Title:	Executive Director